Financial Liabilities (Schedule of Weighted Average Assumptions of Warrants) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Disclosure of financial liabilities [line items]
Risk-free interest rate (%)	1.34%	0.87%
Expected volatility (%)	64.60%	64.90%
Expected life in years	6	6
Warrants [member]
Disclosure of financial liabilities [line items]
Risk-free interest rate (%)	1.68%	0.74%
Expected volatility (%)	55.30%	60.10%
Expected life in years	0.38	1.4
Expected dividend | $